GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL
Schedule of changes in the carrying amount of goodwill

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Balance as of January 1	989,530	994,993	156,136
Additions	5,463	344,664	54,085
Balance as of December 31	994,993	1,339,657	210,221